Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits Per the Accompanying Financial Statements to the Form 5500 (Details) - EBP 014 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 146,562,783	$ 137,466,688
Amounts allocated to withdrawing participants	(764,393)	(1,552)
Net assets available for benefits per the Form 5500	$ 145,798,390	$ 137,465,136